Shares issued for acquisition, value - Nubian Resources [Member] - USD ($)	Dec. 31, 2021	Dec. 30, 2021
Restructuring Cost and Reserve [Line Items]
Shares issued for acquisition, value		$ 5,850,000
Stock Issued During Period, Shares, Acquisitions	45,000,000